RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Components of receivables and other current assets

	Notes	December 31, 2021	December 31, 2020
Income taxes receivable		$0.5	$8.3
Receivables from governments[1]		40.0	56.7
Receivable from Staatsolie		—	7.5
Receivable from the sale of Sadiola		—	1.8
Deferred consideration from the sale of Sadiola		1.2	1.2
Other receivables		6.7	5.2
Total receivables		48.4	80.7
Prepayment for other assets		0.3	—
Prepaid expenses		17.1	19.6
Hedge derivatives	30(c)(i)	30.7	20.4
		$96.5	$120.7
1.Receivables from governments relate primarily to value added and sales taxes.